LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Schedule of components of loans
	At December 31,
	2014	2013
Real estate loans:
One-to-four family	$117,591,822	$118,884,453
Multi-family	41,391,862	40,262,269
Commercial	129,415,314	120,839,112
Construction and land	28,590,745	12,848,111
	316,989,743	292,833,945

Commercial business	73,984,867	71,940,431

Consumer:
Home equity	13,523,985	11,712,701
Automobile and other	1,772,431	1,525,594
	15,296,416	13,238,295

Total gross loans	406,271,026	378,012,671
Deferred loan origination costs, net	194,820	146,959
Allowance for loan losses	(5,561,442)	(5,590,668)

Loans, net	$400,904,404	$372,568,962

Schedule of past-due loans
	December 31, 2014
	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$843,185	$166,965	$408,228	$1,418,378	$116,173,444	$117,591,822	$-
Multi-family	-	-	-	-	41,391,862	41,391,862	-
Commercial	100,220	-	29,810	130,030	129,285,284	129,415,314	-
Construction and land	-	-	-	-	28,590,745	28,590,745	-
	943,405	166,965	438,038	1,548,408	315,441,335	316,989,743	-

Commercial business	-	25,095	-	25,095	73,959,772	73,984,867	-

Consumer:
Home equity	41,930	-	48,088	90,018	13,433,967	13,523,985	-
Automobile and other	-	-	-	-	1,772,431	1,772,431	-
	41,930	-	48,088	90,018	15,206,398	15,296,416	-

Total	$985,335	$192,060	$486,126	$1,663,521	$404,607,505	$406,271,026	$-

	December 31, 2013
	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$631,656	$116,090	$673,677	$1,421,423	$117,463,030	$118,884,453	$-
Multi-family	-	-	-	-	40,262,269	40,262,269	-
Commercial	15,162	-	30,016	45,178	120,793,934	120,839,112	-
Construction and land	-	-	-	-	12,848,111	12,848,111	-
	646,818	116,090	703,693	1,466,601	291,367,344	292,833,945	-

Commercial business	4,719	-	-	4,719	71,935,712	71,940,431	-

Consumer:
Home equity	40,473	-	30,047	70,520	11,642,181	11,712,701	-
Automobile and other	-	-	-	-	1,525,594	1,525,594	-
	40,473	-	30,047	70,520	13,167,775	13,238,295	-

Total	$692,010	$116,090	$733,740	$1,541,840	$376,470,831	$378,012,671	$-

Schedule of non-accrual loans
	At December 31,
	2014	2013
Real estate loans:
One-to-four family	$589,170	$1,671,324
Multi-family	1,340,779	2,100,064
Commercial	1,242,009	1,388,887
Construction and land	1,431,619	1,141,057
	4,603,577	6,301,332

Commercial business	25,095	-

Consumer:
Home equity	48,088	144,800

Total non-accrual loans	$4,676,760	$6,446,132

Schedule of activity in the allowance for loan losses
	Year ended December 31, 2014
	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,424,663	$(263,258)	$466,287	$(507,930)	$1,119,762
Multi-family	661,358	-	-	(224,525)	436,833
Commercial	1,454,455	(1,876)	-	197,711	1,650,290
Construction and land	668,085	-	230,000	296,832	1,194,917
	4,208,561	(265,134)	696,287	(237,912)	4,401,802

Commercial business	1,219,080	(190,255)	13,048	(90,658)	951,215

Consumer
Home equity	116,478	(43,519)	9,402	115,789	198,150
Automobile and other	46,549	-	945	(37,219)	10,275
	163,027	(43,519)	10,347	78,570	208,425

Total	$5,590,668	$(498,908)	$719,682	$(250,000)	$5,561,442

	Year ended December 31, 2013
	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$847,285	$(549,877)	$17,036	$1,110,219	$1,424,663
Multi-family	958,303	(482,478)	-	185,533	661,358
Commercial	1,268,081	(216,750)	204,681	198,443	1,454,455
Construction and land	1,413,002	-	302,114	(1,047,031)	668,085
	4,486,671	(1,249,105)	523,831	447,164	4,208,561

Commercial business	1,296,114	(141,104)	58,924	5,146	1,219,080

Consumer
Home equity	151,625	(30,243)	331	(5,235)	116,478
Automobile and other	10,175	(7,574)	6,023	37,925	46,549
	161,800	(37,817)	6,354	32,690	163,027

Total	$5,944,585	$(1,428,026)	$589,109	$485,000	$5,590,668

Schedule of allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively
	December 31, 2014
	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$91,688	$1,028,074	$1,119,762	$1,266,717	$116,325,105	$117,591,822
Multi-family	-	436,833	436,833	1,340,779	40,051,083	41,391,862
Commercial	155,863	1,494,427	1,650,290	2,267,362	127,147,952	129,415,314
Construction and land	-	1,194,917	1,194,917	1,639,030	26,951,715	28,590,745
	247,551	4,154,251	4,401,802	6,513,888	310,475,855	316,989,743

Commercial business	115,446	835,769	951,215	140,541	73,844,326	73,984,867

Consumer:
Home equity	9,902	188,248	198,150	65,452	13,458,533	13,523,985
Automobile and other	-	10,275	10,275	-	1,772,431	1,772,431
	9,902	198,523	208,425	65,452	15,230,964	15,296,416

Total	$372,899	$5,188,543	$5,561,442	$6,719,881	$399,551,145	$406,271,026

	December 31, 2013
	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$160,881	$1,263,782	$1,424,663	$1,720,101	$117,164,352	$118,884,453
Multi-family	-	661,358	661,358	2,100,064	38,162,205	40,262,269
Commercial	195,103	1,259,352	1,454,455	1,978,525	118,860,587	120,839,112
Construction and land	10,315	657,770	668,085	1,141,057	11,707,054	12,848,111
	366,299	3,842,262	4,208,561	6,939,747	285,894,198	292,833,945

Commercial business	131,774	1,087,306	1,219,080	131,774	71,808,657	71,940,431

Consumer:
Home equity	8,602	107,876	116,478	162,449	11,550,252	11,712,701
Automobile and other	-	46,549	46,549	-	1,525,594	1,525,594
	8,602	154,425	163,027	162,449	13,075,846	13,238,295

Total	$506,675	$5,083,993	$5,590,668	$7,233,970	$370,778,701	$378,012,671

Schedule of credit quality indicators
	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$116,218,120	$280,067	$936,372	$157,263	$117,591,822
Multi-family	37,340,022	2,711,061	1,340,779	-	41,391,862
Commercial	113,447,231	12,016,499	3,951,584	-	129,415,314
Construction and land	26,892,171	-	1,698,574	-	28,590,745
	293,897,544	15,007,627	7,927,309	157,263	316,989,743

Commercial business	73,372,401	471,925	140,541	-	73,984,867

Consumer:
Home equity	13,444,685	-	79,300	-	13,523,985
Automobile and other	1,772,431	-	-	-	1,772,431
	15,217,116	-	79,300	-	15,296,416

Total	$382,487,061	$15,479,552	$8,147,150	$157,263	$406,271,026

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$115,491,532	$1,672,820	$1,367,925	$352,176	$118,884,453
Multi-family	35,412,469	2,749,736	2,100,064	-	40,262,269
Commercial	110,571,786	5,902,447	4,334,863	30,016	120,839,112
Construction and land	11,583,780	-	1,264,331	-	12,848,111
	273,059,567	10,325,003	9,067,183	382,192	292,833,945

Commercial business	71,074,289	534,368	331,774	-	71,940,431

Consumer:
Home equity	11,518,523	31,730	132,401	30,047	11,712,701
Automobile and other	1,525,594	-	-	-	1,525,594
	13,044,117	31,730	132,401	30,047	13,238,295

Total	$357,177,973	$10,891,101	$9,531,358	$412,239	$378,012,671

Schedule of impaired loans
	As of December 31, 2014			As of December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$551,510	$467,191	$-	$1,082,196	$899,959	$-
Multi-family	1,823,257	1,340,779	-	2,734,462	2,100,064	-
Commercial	768,533	768,533	-	808,008	808,008	-
Construction and land	3,412,264	1,639,030	-	1,986,485	213,251	-
	6,555,564	4,215,533	-	6,611,151	4,021,282	-

Commercial business	215,350	25,095	-	-	-	-

Consumer:
Home equity	55,550	55,550	-	132,402	132,402	-
Subtotal	$6,826,464	$4,296,178	$-	$6,743,553	$4,153,684	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$851,010	$799,526	$91,688	$864,017	$820,142	$160,881
Commercial	1,691,064	1,498,829	155,863	1,360,876	1,170,517	195,103
Construction and land	-	-	-	927,806	927,806	10,315
	2,542,074	2,298,355	247,551	3,152,699	2,918,465	366,299

Commercial business	115,446	115,446	115,446	131,774	131,774	131,774

Consumer:
Home equity	9,902	9,902	9,902	30,047	30,047	8,602
Subtotal	2,667,422	2,423,703	372,899	3,314,520	3,080,286	506,675
Total	$9,493,886	$6,719,881	$372,899	$10,058,073	$7,233,970	$506,675

	For the year ended December 31, 2014			For the year ended December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$633,963	$2,306	$-	$1,012,186	$1,010	$-
Multi-family	1,309,419	30	-	1,038,953	-	-
Commercial	853,898	7,709	-	2,024,872	16,192	-
Construction and land	1,183,097	2,376	-	1,457,315	-	-
	3,980,377	12,421	-	5,533,326	17,202	-

Commercial business	345,137	-	-	12,077	-	-

Consumer:
Home equity	106,734	1,101	-	139,259	582	-
Automobile and other	-	-	-	910	-	-
	106,734	1,101	-	140,169	582	-
Subtotal	$4,432,248	$13,522	$-	$5,685,572	$17,784	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$667,999	$11,874	$-	$1,047,761	$-	$-
Multi-family	414,443	-	-	1,544,361	-	-
Commercial	1,367,490	18,584	-	655,830	-	-
Construction and land	53,062	2,430	-	185,561	-	-
	2,502,994	32,888	-	3,433,513	-	-

Commercial business	121,785	8,577	-	275,701	4,811	-

Consumer:
Home equity	2,475	-	-	31,887	-	-
Automobile and other	-	-	-	2,704	-	-
	2,475	-	-	34,591	-	-
Subtotal	2,627,254	41,465	-	3,743,805	4,811	-
Total	$7,059,502	$54,987	$-	$9,429,377	$22,595	$-

Schedule of loans by class that were modified as troubled debt restructurings
	Year ended December 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$504,465	$504,465
Construction and land	1	985,787	985,787

Total	3	$1,490,252	$1,490,252

	Year ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	8	$210,014	$207,054
Commercial	5	981,496	978,759
	13	1,191,510	1,185,813

Commercial business	1	138,002	131,774

Consumer:
Home equity	1	18,778	17,648

Total	15	$1,348,290	$1,335,235

Schedule of troubled debt restructurings for which there was a payment default within twelve months following the modification
	Year ended December 31, 2013
	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$53,152

Total	1	$53,152

Schedule of summary of changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
	Year Ended
	December 31,
	2014	2013
Balance, beginning of year	$7,932,877	$8,128,743
Additions	7,066,199	2,767,710
Repayments	(3,050,455)	(2,703,798)
Change in status of borrower	(102,948)	(259,778)

Balance, end of year	$11,845,673	$7,932,877